7. Prepayments and other current assets	12 Months Ended
Dec. 31, 2013
Prepayments and other current assets	Prepayment and other current assets mainly represent deposits for purchases and services, rental and utilities deposits, and prepaid expenses.
ZHEJIANG TIANLAN
Prepayments and other current assets

Prepayment and other current assets mainly represent deposits for bidding projects, deposits for purchases and services and prepaid expenses.

The other current assets also include cost of estimated earnings in excess of billing.

Cost and estimated earnings in excess of billings

	2013	2012
	RMB’000	RMB’000

Contracts costs incurred plus estimated earnings	548,026	198,706
Less: Progress billings	(424,397)	(98,957)

Cost and estimated earnings in excess of billings	123,629	99,749

ZHEJIANG JIAHUAN
Prepayments and other current assets
		(Unaudited)
	2013	2012
	RMB’000	RMB’000

Prepayments and other receivables	5,141	2,965
Deposits	3,185	4,267

	8,326	7,232